Convertible Notes	12 Months Ended
Dec. 31, 2022
Convertible Notes [Abstract]
Convertible Notes
8.	Convertible Notes:

The Company refers to the First JDH Note, the Second JDH Note and the Third JDH Note (mentioned below) as the “JDH Notes”.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2022	December 31, 2021
Convertible notes	11,165	21,165
Less: beneficial conversion feature	-	(10,949)
Convertible notes, net of beneficial conversion feature	11,165	10,216
Less: Deferred financing costs	(9)	(75)
Less: Change in fair value of conversion option	(323)	(2,568)
Total	10,833	7,573
Less – current portion	(10,833)	(769)
Long-term portion	-	6,804

On December 31, 2020, the Company entered into the Omnibus Notes Agreement pursuant to which the maturity of the JDH Notes were extended to December 31, 2024, the interest rate was set at a fixed rate of 5.5% and the conversion price was adjusted to $12.0. In addition, pursuant to the terms of the Omnibus Notes Agreement, in 2022 and 2023, two mandatory repayments would be made towards the JDH Notes in an amount equal to the difference between $8,000 and any repayments made towards the First, Second and Fourth JDH Loans under the Omnibus Loans Agreement. Amounts repaid would be applied to the JDH Notes on a pro rata basis based upon the principal amounts outstanding. Any amounts outstanding after the two mandatory repayments would be repaid at the maturity date. Furthermore, the Omnibus Notes Agreement provided for certain prepayment provisions through a cash sweep mechanism, capturing (i) corporate liquidity in excess of $25,000 or (ii) Time Charter Equivalent revenues in excess of $18,000 and up to $21,000. The total amount to be repaid on the JDH Notes (including the mandatory repayments and any prepayments) and on the JDH Loans shall not exceed $12,000 in any twelve-month period ending on December 31. Additionally, pursuant to the terms of the SPA, all unpaid interest accrued under the JDH Notes through December 31, 2020 of $2,425 was deemed fully and finally settled.

March 12, 2015 - $4,000 Convertible Note (First JDH Note)
Pursuant to the terms of the SPA, the fiscal year 2020 accrued and unpaid interest of $238 under the First JDH Note was deemed fully and finally settled.

On October 5, 2021, JDH elected to convert $120 of the principal amount of the First JDH Note into 10,000 fully paid and non-assessable shares. On the date of conversion, $19 of unamortized debt discounts were expensed as interest according to the debt conversion guidance of ASC 470-20-40-1.

On October 8, 2021, JDH elected to convert an additional $3,480 of the principal amount of the First JDH Note into 290,000 fully paid and non-assessable shares. On the date of conversion, $543 of unamortized debt discounts were expensed as interest according to the debt conversion guidance of ASC 470-20-40-1.

On December 10, 2021, the Company redeemed at par the $200 outstanding balance of the First JDH Note with cash on hand by utilizing the note’s voluntary prepayment provisions (as described therein). On the date of prepayment, $30 of unamortized debt discounts were written off according to the debt extinguishment guidance of ASC 470-20-40-3 and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

September 27, 2017 - $13,750 Convertible Note (Third JDH Note)

Pursuant to the terms of the SPA, the fiscal year 2020 accrued and unpaid interest of $861 under the Third JDH Note was deemed fully and finally settled.

On December 10, 2021, the Company redeemed at par the $13,750 outstanding balance of the Third JDH Note with cash on hand by utilizing the note’s voluntary prepayment provisions (as described therein). On the date of prepayment, $6,171 of unamortized debt discounts, which included BCF, were written off according to the debt extinguishment guidance of ASC 470-20-40-3 and was included in “Loss in extinguishment of debt” in the consolidated statement of operations.

The net debt at inception (i.e. initial applicable limit minus debt discount related to BCF), accumulated deficit and debt movement of the First and Third JDH Notes is presented below:
	Net debt at inception	Accumulated deficit	Debt
Balance, December 31, 2020	3,361	8,670	12,031
Repayments / Conversions	(17,550)	-	(17,550)
Amortization (Note 11)	-	995	995
Loss on extinguishment	-	4,524	4,524
Balance, December 31, 2021	(14,189)	14,189	-

September 7, 2015 - $21,165 Revolving Convertible Note (Second JDH Note)

Pursuant to the terms of the SPA, the fiscal year 2020 accrued and unpaid interest of $1,326 under the Second JDH Note was deemed fully and finally settled. The unamortized balance of the change in the fair value of the conversion option of the Second JDH Note amounted to $323 and $2,549, respectively, as of December 31, 2022 and 2021 and will be amortized through the effective interest rate method to the note’s maturity.

On January 26, 2022, the Company voluntarily prepaid $5,000 of the outstanding balance of the Second JDH Note using cash on hand (Note 8). In connection with this prepayment the Company’s cash sweep obligations for 2022 under the JDH Loans and JDH Notes were waived pursuant to a waiver letter signed on January 19, 2022. On March 10, 2022, the Company voluntarily prepaid another $5,000 of the outstanding balance of the Second JDH Note using cash on hand (Note 8). As of December 31, 2022, $11,165 was outstanding under the Second JDH Note.

Upon adoption of ASU No. 2020-06 on January 1, 2022, the Second JDH Note increased by $10,949, representing the net impact of two adjustments: (1) the $21,165 value of beneficial conversion feature (“BCF”), previously classified in additional paid-in-capital in stockholders’ equity, and (2) a $10,216 decrease to accumulated deficit for the cumulative effect of adoption related to the recorded amortization expense of BCF (Note 2).

The Company may, by giving five business days prior written notice to JDH at any time, prepay the whole or any part of the Second JDH Note in cash or, subject to JDH’s prior written agreement on the price per share, in a number of fully paid and nonassessable shares of the Company equal to the amount of the note(s) being prepaid divided by the agreed price per share. At JDH’s option, the Company’s obligation to repay the principal amount under the Second JDH Note or any part thereof may be paid in common shares at a conversion price of $12.00 per share. JDH has also received customary registration rights with respect to any shares to be received upon conversion of the Second JDH Note.